VIA EDGAR TRANSMISSION

May 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Variable Separate Account ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
         (Central Index Key 0000729522)

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FILE NUMBER                                   PRODUCT NAME
--------------------------------------------------------------------------------
002-86837                    American Pathway II
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033-47473                    Polaris
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333-25473                    Polaris II
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333-58234                    Polaris Platinum II / Polaris II Platinum Series
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333-65118                    Polaris Choice II / Polaris Choice III
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333-102906                   Polaris Protector
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333-134869                   Polaris Preferred Solution
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333-137895                   Polaris Platinum II
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333-137887                   Polaris II Platinum Series
--------------------------------------------------------------------------------
333-137892                   Polaris Choice III
--------------------------------------------------------------------------------
333-137867                   Polaris Preferred Solution
--------------------------------------------------------------------------------
333-147006                   Polaris Advisor III
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333-144000                   Polaris Advantage
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333-157199                   Polaris Platinum III
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333-172003                   Polaris Choice IV
--------------------------------------------------------------------------------

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

         1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

         2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel